Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, percentage of pricing services	94.40%	94.70%	94.10%
Decrease to the fair value of embedded derivative	$ 28.9	$ 15.6
Private Placement | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities	$ 1,509.0	$ 1,362.5	$ 1,539.3
Fixed maturity securities, as a percentage	5.00%	4.80%	5.10%
Private Placement | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities	$ 1,325.9	$ 1,318.3	$ 1,234.0
Fixed maturity securities, as a percentage	87.90%	96.80%	80.20%